Amortization Expense for Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense for other intangible assets	$ 1,701	$ 1,694	$ 1,567